Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Abstract]
Commissions	¥ 376,897	¥ 308,805	¥ 293,069
Fees from investment banking	108,681	103,222	101,521
Asset management and portfolio service fees	230,047	238,202	245,519
Other revenue	44,235	49,901	54,284
Total	¥ 759,860	¥ 700,130	¥ 694,393